Financial asset investments (Tables)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Summary of Financial Asset Investments

Financial asset investments represent investments classified and accounted for as fair value through profit or loss or through other comprehensive income (Refer Note 25)

Movements for the year ended March 31,	2018	2019	2019
	(₹ in million)	(₹ in million)	(US dollars in million)
As at April 01,	695	1595	23
Purchase of structured investment (Refer Note 35)	—	38,124	552
Changes in fair value (including on investments purchased during the year)	900	9,960	144
Exchange difference	—	(814)	(12)

As at March 31,	1,595	48,865	707